OTHER BORROWED FUNDS (Tables)	12 Months Ended
Dec. 31, 2012
Short Term Debt Other Disclosures Tables [Abstract]
Short Term Debt Tables [Text Block]

The financial conditions of the major short-term of other borrowed funds as of December 31, 2012, are as follows:
Issuer	Type	Issue date	Maturity date	Currency	Nominal amount in million	Own held by the Group (nominal amount in million)	Interest rate	Interest payment
Fixed rate notes
Finansbank	Fixed Rate Bonds(1)	September 14, 2012	March 2013	TL	400.0	15.3	Fixed rate of 10.00%	Single payment at maturity including capital amount
Finansbank	Fixed Rate Bonds(1)	September 21, 2012	March 2013	TL	500.0	2.3	Fixed rate of 9.60%	Single payment at maturity including capital amount
Finansbank	Fixed Rate Bonds(1)	November 15, 2012	May 2013	TL	750.0	12.4	Fixed rate of 8.30%	Single payment at maturity including capital amount
Finansbank	Fixed Rate Bonds(1)	December 13, 2012	June 2013	TL	650.0	7.2	Fixed rate of 7.95%	Single payment at maturity including capital amount
Finansbank	Fixed Rate Bonds(1)	December 27, 2012	April 2013	TL	600.0	1.5	Fixed rate of 7.95%	Single payment at maturity including capital amount
Floating rate notes
Finansbank	Amended Facility Agreement	November 29, 2012	November 2013	EUR	211.9(2)	0	Euribor plus 0.7%.	Quarterly
Finansbank	Amended Facility Agreement(2)	November 29, 2012	November 2013	USD	188(2)	0	Libor plus 0.7%.	Quarterly
(1)	On January 20, 2011, Finansbank obtained the required permissions from legal authorities regarding the issuing of bank bonds with maturity of up to one year in the domestic market valued up to TL 1,000,000.
(2)	On November 29, 2012, Finansbank amended the dual tranche term loan facility signed on November 30, 2011, based on which the amounts of USD 220.5 million and EUR 210.6 million were amended to USD 188.0 million and EUR 211.9 million, respectively.